Consolidated Statements of Financial Position $ in Thousands, $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents		$ 4,071	$ 8,380
Marketable securities and warrants		454	2,350
Trade receivables		326	1,782
VAT recoverable		3,439	5,573
Inventories		2,087	2,375
Other current assets		1,866	1,333
Total current assets		12,243	21,793
Non-current assets
Property, plant and equipment		9,044	25,830
Mineral rights		20,273	20,511
Deferred tax assets			5,145
Total assets	[1]	41,560	73,279
Current liabilities
Trade and other payables		8,143	8,172
VAT payable		1,839	3,415
Lease liabilities		212	405
Provision for litigation		22,162
Provisions		1,795
Total current liabilities		34,151	11,992
Non-current liabilities
Convertible debentures		9,238	7,283
Provisions		1,813	2,208
Deferred tax liabilities		612	929
Lease liabilities		233	425
Total liabilities		46,047	22,837
Shareholders’ (deficit) equity
Share capital		138,961	136,199
Contributed surplus		34,568	34,015
Accumulated other comprehensive loss		(15,851)	(15,380)
Deficit		(162,165)	(104,392)
Total shareholders’ (deficit) equity		(4,487)	50,442
Total liabilities and equity		$ 41,560	$ 73,279

[1]	Certain comparative period balances related to deferred income tax have been reallocated between segments to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $